State Street Premier Growth Equity VIS Fund Shareholder Fees - State Street Premier Growth Equity VIS Fund - Class 1	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%